Other current financial assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Other current Financial Assets [Abstract]
Summary of Other Financial Assets and Securities
The following table provides a breakdown for other current financial assets (see Note 21 — Fair value measurement for a breakdown of other current financial assets by fair value level):

(€ thousands)	At June 30, 2022	At December 31, 2021
Securities	317,078	334,244
Guarantee deposits	5,217	6,136
Financial receivables	2,200	—
Total other current financial assets	324,495	340,380

(€ thousands)	At December 31, 2021	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At June 30, 2022
FVPL
Insurance contracts	113,919	—	—	(247)	—	—	113,672
Fixed income	68,947	—	—	(5,072)	—	—	63,875
Hedge funds	41,483	6,003	—	(2,592)	—	662	45,556
Equity	25,408	—	—	(3,293)	—	207	22,322
Private equity	15,925	1,864	(3,045)	3,215	—	774	18,733
Real estate funds	32,898	2,496	(24,633)	96	800	475	12,132
Private debt	7,945	—	—	104	—	—	8,049
Commodities	—	2,990	—	(74)	—	—	2,916
Money market funds	2,007	651	—	16	—	80	2,754
Total FVPL	308,532	14,004	(27,678)	(7,847)	800	2,198	290,009
FVOCI
Floating income	20,687	—	(2,500)	(504)	(19)	—	17,664
Fixed income	5,025	5,000	—	(620)	—	—	9,405
Total FVOCI	25,712	5,000	(2,500)	(1,124)	(19)	—	27,069
Total Securities	334,244	19,004	(30,178)	(8,971)	781	2,198	317,078

The following table provides a breakdown for other current financial assets (see Note 40 - Fair value measurement for a breakdown of other current financial assets by fair value level):

(Euro thousands)	At December 31,
	2021	2020
Securities	334,244	350,163
Guarantee deposits and others	6,136	—
Total other current financial assets	340,380	350,163
The following table provides a breakdown for securities:

(Euro thousands)	At December 31, 2020	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2021
FVPL
Insurance contracts	107,188	6,232	—	499	—	—	113,919
Fixed income	88,011	24,756	(44,713)	1,271	(380)	2	68,947
Hedge funds	36,511	10,396	(7,861)	1,153	572	712	41,483
Real estate funds	29,073	3,826	(2,060)	1,316	109	634	32,898
Equity	24,843	8,327	(10,236)	1,224	1,011	239	25,408
Private equity	10,583	4,505	(3,036)	3,486	—	387	15,925
Private debt	6,894	401	—	650	—	—	7,945
Money market funds	19,223	11,479	(30,978)	20	279	1,984	2,007
Total FVPL	322,326	69,922	(98,884)	9,619	1,591	3,958	308,532
FVOCI
Floating income	22,663	—	(2,284)	252	56	—	20,687
Fixed income	5,174	—	(416)	267	—	—	5,025
Total FVOCI	27,837	—	(2,700)	519	56	—	25,712
Total securities	350,163	69,922	(101,584)	10,138	1,647	3,958	334,244

(Euro thousands)	At December 31, 2019	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2020
FVPL
Insurance contracts	176,575	7,500	(78,897)	1,984	26	—	107,188
Fixed income	122,070	38,580	(72,752)	920	(798)	(9)	88,011
Hedge funds	50,471	20,198	(35,408)	420	1,299	(469)	36,511
Real estate funds	24,807	21,023	(15,788)	(884)	604	(689)	29,073
Equity	15,261	27,834	(18,024)	(80)	(124)	(24)	24,843
Money market funds	10,254	37,222	(28,253)	—	—	—	19,223
Private equity	8,256	2,845	(548)	201	—	(171)	10,583
Private debt	2,006	4,802	—	86	—	—	6,894
Total FVPL	409,700	160,004	(249,670)	2,647	1,007	(1,362)	322,326
FVOCI
Floating income	19,879	5,425	(2,938)	295	2	—	22,663
Fixed income	5,326	167	(303)	(12)	(4)	—	5,174
Total FVOCI	25,205	5,592	(3,241)	283	(2)	—	27,837
Total securities	434,905	165,596	(252,911)	2,930	1,005	(1,362)	350,163